Fair Value Measurements of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following table presents the derivative assets and liabilities that are measured at fair value on a recurring basis at June 30, 2017 and December 31, 2016 for each of the fair value hierarchy levels:

	Fair Value Measurements at June 30, 2017 Using
	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
	(In thousands)
Assets:
Commodity derivatives	$—	$53,379	$—	$53,379
Liabilities:
Commodity derivatives	$—	$1,623	$—	$1,623

	Fair Value Measurements at December 31, 2016 Using
	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
	(In thousands)
Assets:
Commodity derivatives	$—	$7	$—	$7
Liabilities:
Commodity derivatives	$—	$22,185	$—	$22,185

The following table presents the derivative assets and liabilities that are measured at fair value on a recurring basis at December 31, 2016 and December 31, 2015 for each of the fair value hierarchy levels:

	Fair Value Measurements at December 31, 2016 Using
	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
	(In thousands)
Assets:
Commodity derivatives	$—	$7	$—	$—
Liabilities:
Commodity derivatives	$—	$22,185	$—	$22,185

	Fair Value Measurements at December 31, 2015 Using
	Quoted Prices in Active Market (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value
	(In thousands)
Assets:
Commodity derivatives	$—	$9,764	$—	$9,764
Liabilities:
Commodity derivatives	$—	$248	$—	$248